Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 9,981	$ 9,729	$ 8,585
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	37	34	28
Gratuity | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	34	31	25
Gratuity | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	5	7
Pension | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	5	6
Pension | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans			1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	62	60	49
Superannuation | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	56	55	44
Superannuation | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	4	3	3
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	152	148	118
Provident Fund | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	137	134	106
Provident Fund | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	10	9	8
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	5	5	4
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Cost	9,981	9,729	8,585
Employee Benefit Cost | Cost of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	8,998	8,826	7,714
Employee Benefit Cost | Sales and Marketing Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	656	598	572
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 327	$ 305	$ 299